                               CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell &
Reed Advisors Funds, Inc. (1933 Act File No. 2-21867; 1940 Act File No.
811-2552) ("Registrant") hereby certifies (a) that the respective forms of
Prospectuses used for Waddell & Reed Advisors Accumulative Fund, Waddell &
Reed Advisors Core Investment Fund, and Waddell & Reed Advisors Science and
Technology Fund of Registrant and the Statement of Additional Information
used with respect to Registrant do not differ from such Prospectuses and
Statement of Additional Information contained in Post-Effective Amendment
No. 130 ("Amendment No. 130") to its Registration Statement on Form N-1A,
which is Registrant's most recent post-effective amendment, and (b) that
Amendment No. 130 was filed electronically.

                             WADDELL & REED ADVISORS
                             FUNDS, INC.

Dated: October 18, 2002      By:  /s/Kristen A. Richards
                             ---------------------------
                             Kristen A. Richards
                             Vice President, Secretary and
                               Associate General Counsel